Prepaid Royalties, Net - Schedule of Movement in Prepaid Royalties (Details) - Royalty [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
Schedule of Movement in Prepaid Royalties [Line Items]
Beginning balance	$ 3,499,962	$ 3,660,198
Addition investments	1,198,137	2,024,883
Amortization	(395,280)	(1,698,654)
Impairments		(483,149)
Foreign currency translation adjustments	(95,320)	(3,316)
Ending balance	$ 4,207,499	$ 3,499,962